Related Party Balances and Transactions - Significant related party balances (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Balances and Transactions
Due from related parties	¥ 1,051		¥ 1,012
Amounts due to related parties	7,307	$ 1,027	37,455
Neolix Technologies
Related Party Balances and Transactions
Due from related parties	678		678
Hanhai
Related Party Balances and Transactions
Due from related parties	373		0
Beijing Yihang
Related Party Balances and Transactions
Due from related parties	0		334
Amounts due to related parties	5,921		7,102
Changzhou Huixiang
Related Party Balances and Transactions
Amounts due to related parties	702		30,000
Beijing Sankuai
Related Party Balances and Transactions
Amounts due to related parties	661		330
Airx
Related Party Balances and Transactions
Amounts due to related parties	¥ 23		¥ 23